UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2025

Item 1.	Reports to Stockholders.

(a)

DWS Managed Municipal Bond Fund

Class A: SMLAX

Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about DWS Managed Municipal Bond Fund (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.81%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	1,693,390,873
Number of Portfolio Holdings	381
Portfolio Turnover Rate (%)	25
Total Net Advisory Fees Paid ($)	2,901,356
Modified Duration to Worst	7.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	80%
General Obligation Bonds	12%
Lease Obligations	5%
Escrow to Maturity/Prerefunded Bonds	2%
Variable Rate Demand Notes	1%
Other	0%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	11%
AA	32%
A	29%
BBB	12%
BB	2%
B	0%
CCC	0%
Not Rated	11%

Top Five State Allocations

Holdings	% of Net Assets
Texas	17%
New York	14%
Florida	7%
Illinois	7%
Pennsylvania	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DMMBF-TSRS-A

R-103930-2 (01/26)

DWS Managed Municipal Bond Fund

Class C: SMLCX

Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about DWS Managed Municipal Bond Fund (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	1,693,390,873
Number of Portfolio Holdings	381
Portfolio Turnover Rate (%)	25
Total Net Advisory Fees Paid ($)	2,901,356
Modified Duration to Worst	7.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	80%
General Obligation Bonds	12%
Lease Obligations	5%
Escrow to Maturity/Prerefunded Bonds	2%
Variable Rate Demand Notes	1%
Other	0%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	11%
AA	32%
A	29%
BBB	12%
BB	2%
B	0%
CCC	0%
Not Rated	11%

Top Five State Allocations

Holdings	% of Net Assets
Texas	17%
New York	14%
Florida	7%
Illinois	7%
Pennsylvania	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DMMBF-TSRS-C

R-103930-2 (01/26)

DWS Managed Municipal Bond Fund

Class S: SCMBX

Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about DWS Managed Municipal Bond Fund (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$30	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	1,693,390,873
Number of Portfolio Holdings	381
Portfolio Turnover Rate (%)	25
Total Net Advisory Fees Paid ($)	2,901,356
Modified Duration to Worst	7.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	80%
General Obligation Bonds	12%
Lease Obligations	5%
Escrow to Maturity/Prerefunded Bonds	2%
Variable Rate Demand Notes	1%
Other	0%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	11%
AA	32%
A	29%
BBB	12%
BB	2%
B	0%
CCC	0%
Not Rated	11%

Top Five State Allocations

Holdings	% of Net Assets
Texas	17%
New York	14%
Florida	7%
Illinois	7%
Pennsylvania	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DMMBF-TSRS-S

R-103930-2 (01/26)

DWS Managed Municipal Bond Fund

Institutional Class: SMLIX

Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about DWS Managed Municipal Bond Fund (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$30	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	1,693,390,873
Number of Portfolio Holdings	381
Portfolio Turnover Rate (%)	25
Total Net Advisory Fees Paid ($)	2,901,356
Modified Duration to Worst	7.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	80%
General Obligation Bonds	12%
Lease Obligations	5%
Escrow to Maturity/Prerefunded Bonds	2%
Variable Rate Demand Notes	1%
Other	0%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	11%
AA	32%
A	29%
BBB	12%
BB	2%
B	0%
CCC	0%
Not Rated	11%

Top Five State Allocations

Holdings	% of Net Assets
Texas	17%
New York	14%
Florida	7%
Illinois	7%
Pennsylvania	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DMMBF-TSRS-I

R-103930-2 (01/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

November 30, 2025
Semiannual Financial Statements and Other Information
DWS Managed Municipal Bond Fund

Contents
3	Investment Portfolio
26	Statement of Assets and Liabilities
28	Statement of Operations
29	Statements of Changes in Net Assets
30	Financial Highlights
34	Notes to Financial Statements
45	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Managed Municipal Bond Fund

Investment Portfolioas of November 30, 2025 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 96.7%
Alabama 0.7%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	3,000,000	3,179,778
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	4,170,000	4,395,347
Southeast Alabama, Energy Authority Commodity Supply Revenue Project 4, Series A, 4.0% (a), 11/1/2051, GTY: Goldman Sachs Group, Inc.	5,000,000	5,073,544
		12,648,669
Alaska 0.2%
Alaska, Alaska Railroad Corp., Revenue, AMT, 6.0%, 10/1/2050, INS: AG	1,500,000	1,637,308
Alaska, Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, “1” , Series A, 4.0%, 6/1/2050	2,045,000	1,719,735
		3,357,043
Arizona 3.1%
Arizona, Health Facilities Authority Revenue, Series B, SIFMA Municipal Swap Index + 0.25%, 3.04% (a), 1/1/2046	1,165,000	1,158,095
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup, Inc.	1,600,000	1,742,561
5.0%, 12/1/2037, GTY: Citigroup, Inc.	8,405,000	9,128,845
Arizona, State Industrial Development Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.75%, 3/1/2065	10,430,000	10,450,406
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	2,830,000	2,509,243
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group, Series A, 5.25%, 8/1/2049	4,200,000	4,409,138
Maricopa County, AZ, Industrial Development Authority Revenue, Grand Canyon University Obligated Group, 144A, 7.375%, 10/1/2029	3,000,000	3,156,891
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	4,560,000	4,409,223
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue:
Series D, 5.0%, 12/1/2043	2,150,000	2,267,897
Series D, 5.0%, 12/1/2044	2,750,000	2,880,415
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	3

	Principal Amount ($)	Value ($)
Series D, 5.0%, 12/1/2045	2,200,000	2,296,846
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	6,495,000	4,902,807
144A, 5.0%, 6/15/2049	1,445,000	1,321,003
144A, 5.0%, 6/15/2052	1,410,000	1,264,310
		51,897,680
California 3.0%
California, Housing Finance Agency, Municipal Certificates:
“A", Series A, 3.25%, 8/20/2036	3,860,762	3,726,114
“A", Series 2021-2, 3.75%, 3/25/2035	2,895,030	2,926,180
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,426,463
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	15,315,000	18,699,091
California, Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2040	6,975,000	6,433,532
California, Public Finance Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.625%, 3/1/2065	6,055,000	6,098,172
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements, 3.875%, 9/1/2049	1,560,000	1,269,626
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II” , 144A, 7.0%, 1/1/2039	4,335,000	4,531,630
Los Angeles, CA, Department of Water & Power Revenue:
Series B, 5.0%, 7/1/2039	2,255,000	2,486,825
Series C, 5.0%, 7/1/2044	1,935,000	2,051,449
		50,649,082
Colorado 4.4%
Colorado, Bridge & Tunnel Enterprise Revenue, Series A, 5.5%, 12/1/2054, INS: AG	3,000,000	3,254,858
Colorado, Denver Health & Hospital Authority Revenue, Series A, 6.0%, 12/1/2055	1,670,000	1,808,824
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	3,333,000	3,349,563
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co.	30,000,000	36,695,904
The accompanying notes are an integral part of the financial statements.

4	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Colorado, State Educational & Cultural Facilities Authority Revenue, Stanley Partnership for Art Culture & Education LLC, Series A-1, 144A, 6.875%, 2/1/2059	3,500,000	3,685,612
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	4,000,000	3,635,793
Denver City & County, CO, Airport System Revenue:
Series B, AMT, 5.5%, 11/15/2040	1,835,000	2,041,178
Series B, AMT, 5.5%, 11/15/2042	1,665,000	1,813,176
Series B, AMT, 5.5%, 11/15/2043	1,665,000	1,797,860
Series A, AMT, 5.5%, 11/15/2053	4,000,000	4,222,148
Series D, AMT, 5.75%, 11/15/2045	3,280,000	3,542,013
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	4,420,000	4,439,500
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	940,000	856,910
4.0%, 12/1/2051	3,510,000	2,935,474
		74,078,813
District of Columbia 1.2%
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2050	2,155,000	2,055,747
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AG	3,265,000	2,378,314
Metropolitan Washington, DC, Airports Authority System Revenue, Series A, AMT, 5.5%, 10/1/2054	4,750,000	5,012,492
Metropolitan Washington, DC, Area Transit Authority Dedicated Revenue, Series A, 5.5%, 7/15/2060	8,000,000	8,664,797
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,514,224
Series A, 5.0%, 10/1/2030	1,455,000	1,514,860
		21,140,434
Florida 7.2%
Broward County, FL, Airport System Revenue, Series A, AMT, 4.0%, 10/1/2049	3,425,000	3,040,233
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project:
Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	4,310,000	3,619,067
AMT, 6.125%, 10/1/2055	5,100,000	5,314,148
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	5

	Principal Amount ($)	Value ($)
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.25%, 6/1/2038	4,685,000	4,823,642
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	540,000	572,995
Series A-1, 5.0%, 10/1/2033	540,000	570,598
Series A-1, 5.0%, 10/1/2034	545,000	573,838
Series A-1, 5.0%, 10/1/2035	270,000	282,843
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	785,000	753,180
Series A-1, 5.0%, 11/1/2058	1,255,000	1,191,143
Florida, Capital Projects Finance Authority Revenue, Trilogy Community Development Foundation, Inc. Obligated Group:
Series A, 144A, 7.125%, 1/1/2065	3,665,000	3,765,693
Series A, 144A, 7.25%, 1/1/2055	2,200,000	2,302,149
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	2,500,000	2,537,477
Series A, 144A, 6.375%, 5/1/2053	1,000,000	1,015,947
Florida, Capital Trust Authority Revenue, Madrone Florida Tech Student Housing I LLC, Series A, 144A, 5.375%, 7/1/2065	1,500,000	1,465,273
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 5.0%, 6/15/2050	5,170,000	4,986,366
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0% (a) (b), 7/15/2032	2,555,000	830,375
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.5%, 7/1/2053	6,000,000	4,980,000
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	280,000	280,089
Series B, 5.0%, 7/1/2042	295,000	295,094
Series A-1, 5.0%, 7/1/2051	255,000	244,712
Series B, 5.0%, 7/1/2051	420,000	403,056
Series A-1, 5.0%, 2/1/2057	370,000	351,554
Series B, 5.0%, 7/1/2057	440,000	417,962
Florida, Higher Educational Facilities Financing Authority Revenue, Rollins College Project, 4.125%, 12/1/2054	13,690,000	12,193,968
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	16,000,000	11,486,690
The accompanying notes are an integral part of the financial statements.

6	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2044	1,000,000	897,286
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,600,000	1,510,381
Florida, State Housing Finance Corp. Revenue, Series 1, 3.5%, 7/1/2051	1,155,000	1,150,914
Florida, Village Community Development District No. 14, Special Assessment Revenue, 5.5%, 5/1/2053	6,250,000	6,366,407
Florida, Village Community Development District No. 15, Special Assessment Revenue:
144A, 4.8%, 5/1/2055	600,000	576,818
144A, 5.25%, 5/1/2054	2,105,000	2,113,438
Hillsborough County, FL, Industrial Development Authority Revenue, BayCare Obligated Group, Series C, 5.5%, 11/15/2054	6,000,000	6,447,661
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,763,189
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.25%, 4/1/2047	6,250,000	6,719,767
Miami-Dade County, FL, Seaport Revenue, Series B1, AMT, 4.0%, 10/1/2046	6,430,000	5,789,607
Orange County, FL, State Health Facilities Authority Revenue, Orlando Health Obligated Group, Series 2025-A, 5.25%, 10/1/2056	5,335,000	5,587,470
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	685,000	760,837
Series C, 7.625%, 5/15/2058	905,000	1,007,887
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	13,380,000	12,228,240
		122,217,994
Georgia 2.6%
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	3,825,000	3,373,952
Columbia County, GA, Hospital Authority Revenue, WellStar Health System Obligated Group:
Series A, 5.125%, 4/1/2048	1,875,000	1,954,121
Series A, 5.75%, 4/1/2053	2,000,000	2,162,001
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	7

	Principal Amount ($)	Value ($)
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,188,032
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	815,000	685,149
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 4.0% (a), 7/1/2052, GTY: Royal Bank of Canada	10,920,000	11,046,590
Series C, 5.0% (a), 9/1/2053, GTY: Royal Bank of Canada	5,765,000	6,154,802
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co.	5,000,000	5,181,140
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	5,000,000	5,280,041
Georgia, The Atlanta Development Authority Revenue, Capital Appreciation Convertible Economic Development Certificates, “A” , Series 1, 144A, 0%–6.5%, 12/15/2048 (c)	3,250,000	2,914,482
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 2, 3.875% (a), 10/1/2048	1,250,000	1,252,853
		43,193,163
Hawaii 0.1%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.5%, 7/1/2054	2,000,000	2,144,701
Idaho 0.3%
Idaho, State Health Facilities Authority Revenue, St Luke’s Health System Ltd. Obligated Group, Series 2025-A, 5.25%, 3/1/2050	4,855,000	5,163,846
Illinois 6.6%
Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2050	2,160,000	2,270,024
Chicago, IL, O’Hare International Airport Revenue:
Series C, AMT, 5.25%, 1/1/2044	2,620,000	2,777,783
Series A, AMT, 5.5%, 1/1/2053	9,340,000	9,786,838
Series A, AMT, 5.5%, 1/1/2053, INS: AG	6,395,000	6,644,505
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2050	3,730,000	3,394,717
Series A, 5.0%, 12/1/2052	10,000,000	10,197,513
Illinois, Development Finance Authority, St. Ignatius College Project, 2.78% (d), 12/7/2025, LOC: PNC Bank NA	800,000	800,000
Illinois, Housing Development Authority Revenue, Series N, 6.25%, 4/1/2054	6,210,000	6,743,260
The accompanying notes are an integral part of the financial statements.

8	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	12,000,000	7,285,041
Illinois, O’Hare International Airport Revenue, Series E, AMT, 5.5%, 1/1/2055	10,625,000	11,159,552
Illinois, Regional Transportation Authority, Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	7,841,494
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 2.9% (d), 12/7/2025, LOC: BMO Harris Bank NA	500,000	500,000
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, Prerefunded, 5.0%, 1/1/2036	2,970,000	3,051,409
Series A, Prerefunded, 5.0%, 1/1/2037	3,965,000	4,073,682
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045 * (e)	8,761,728	262,852
Illinois, State General Obligation:
5.0%, 11/1/2034	3,500,000	3,552,849
5.0%, 1/1/2035	6,875,000	6,884,139
Series A, 5.0%, 12/1/2042	5,955,000	6,027,599
Series C, 5.25%, 10/1/2046	6,000,000	6,230,325
5.5%, 5/1/2039	7,665,000	8,191,640
5.75%, 5/1/2045	4,205,000	4,432,042
		112,107,264
Indiana 0.8%
Indiana, State Finance Authority, CWA Authority, Inc. Project Revenue:
Series A, 5.0%, 10/1/2042	1,000,000	1,081,206
Series A, 5.0%, 10/1/2043	1,000,000	1,071,097
Series A, 5.0%, 10/1/2044	1,000,000	1,063,282
Series A, 5.0%, 10/1/2045	1,000,000	1,058,949
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series G-1, 5.25%, 1/1/2048	4,100,000	4,313,018
Series E, 6.0%, 3/1/2053	3,570,000	3,737,769
Series E, 6.125%, 3/1/2057	1,780,000	1,875,019
		14,200,340
Iowa 1.9%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	2,265,000	2,309,740
Iowa, PEFA, Inc., Gas Project Revenue, 5.0% (a), 9/1/2049, GTY: Goldman Sachs Group, Inc.	10,000,000	10,104,675
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	9

	Principal Amount ($)	Value ($)
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series A, 5.125%, 5/15/2059	5,250,000	4,989,199
Series 2024-B, 7.25%, 5/15/2035	3,120,000	3,197,366
Series B, 7.5%, 5/15/2053	910,000	1,010,747
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	12,905,000	10,983,782
		32,595,509
Kentucky 0.3%
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project, Series A, 5.0%, 5/15/2052	4,785,000	4,747,488
Louisiana 1.5%
Louisiana, Public Facilities Authority Revenue, CHRISTUS Health Obligated Group, 2.7% (d), 12/7/2025, LOC: TD Bank NA	4,695,000	4,695,000
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project:
Series 2025-A, 5.5%, 5/15/2050	5,000,000	5,377,844
Series 2025-A, 5.5%, 5/15/2055	10,000,000	10,668,393
Louisiana, State Public Facilities Authority Revenue, Calcasieu Bridge Partners LLC, AMT, 5.75%, 9/1/2064	4,000,000	4,161,504
		24,902,741
Maryland 1.2%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series C, 3.5%, 3/1/2050	1,420,000	1,415,605
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project, Series A, 5.75%, 7/1/2053	1,925,000	2,023,897
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series 2025-A, 5.25%, 7/1/2052	12,145,000	12,822,927
Maryland, State Health & Higher Educational Facilities Authority Revenue, UPMC Obligated Group, Series B, 4.0%, 4/15/2045	3,510,000	3,256,745
		19,519,174
Massachusetts 0.2%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 2.85% (d), 12/7/2025, LOC: TD Bank NA	1,750,000	1,750,000
The accompanying notes are an integral part of the financial statements.

10	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	1,235,000	936,015
Massachusetts, State Health & Educational Facilities Authority Revenue, Mass General Brigham, Inc., Series F-3, 2.5% (d), 12/7/2025, LOC: TD Bank NA	1,160,000	1,160,000
Massachusetts, State Water Resources Authority, Series A1, 2.78% (d), 12/7/2025, SPA: JPMorgan Chase Bank NA	100,000	100,000
		3,946,015
Minnesota 0.5%
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	5,164,849
St. Cloud, MN, CentraCare Health System Obligated Group Revenue, 5.0%, 5/1/2054	2,780,000	2,860,052
		8,024,901
Missouri 1.1%
Missouri, State Health & Educational Facilities Authority Revenue, Mercy Health, Series C, 4.0%, 11/15/2049	7,000,000	6,267,225
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program:
Series B, 4.0%, 5/1/2050	1,530,000	1,537,302
Series C, 6.0%, 5/1/2053	9,065,000	9,976,808
		17,781,335
Nevada 0.8%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series B, AMT, 12.0% (a), 1/1/2065	6,015,000	5,112,750
Nevada, Reno-Tahoe Airport Authority Revenue:
Series A, AMT, 5.25%, 7/1/2049	2,000,000	2,087,554
Series A, AMT, 5.25%, 7/1/2054	1,600,000	1,658,169
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	29,000,000	4,748,817
		13,607,290
New Jersey 3.4%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	1,245,000	1,333,318
New Jersey, State Economic Development Authority Revenue:
Series SSS, 5.25%, 6/15/2038	1,600,000	1,818,758
Series BBB, Prerefunded, 5.5%, 6/15/2030	16,440,000	16,938,841
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	11

	Principal Amount ($)	Value ($)
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 4.25%, 12/1/2045	4,835,000	4,814,062
Series C, AMT, 5.0%, 12/1/2053	2,520,000	2,472,022
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	2,015,000	2,083,057
New Jersey, State Transportation Trust Fund Authority Revenue, Transportation Systems, Series AA, 5.25%, 6/15/2050	3,500,000	3,729,435
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series CC, Prerefunded, 5.5%, 6/15/2050	4,500,000	5,375,580
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	5,820,000	5,362,903
Series A, 5.0%, 12/15/2034	5,320,000	5,621,018
Series BB, 5.25%, 6/15/2050	6,855,000	7,229,862
		56,778,856
New Mexico 0.9%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund, Series A, 4.0%, 6/1/2030	5,795,000	5,983,841
New Mexico, State Mortgage Finance Authority:
Series A, 3.5%, 1/1/2051	1,870,000	1,863,231
“I", Series D, 6.5%, 9/1/2054	5,810,000	6,362,443
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Revenue, “I” , Series D, 3.75%, 1/1/2050	1,625,000	1,626,094
		15,835,609
New York 12.5%
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	2,000,000	2,028,137
New York, Metropolitan Transportation Authority Revenue:
Series G-1G, 2.79% (d), 12/7/2025, LOC: TD Bank NA	260,000	260,000
Series 2025-A, 5.25%, 11/15/2045	3,000,000	3,213,732
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond, Series B2, 5.0%, 11/15/2034	10,940,000	11,376,094
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, Prerefunded, 5.0%, 2/15/2039	10,000	10,288
Series A, 5.0%, 3/15/2041	8,000,000	8,853,008
The accompanying notes are an integral part of the financial statements.

12	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Series A, 5.0%, 3/15/2044	2,000,000	2,151,052
Series A, 5.0%, 3/15/2045	1,000,000	1,068,266
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 5.0%, 3/15/2036	5,000,000	5,227,299
New York, State Housing Finance Agency Revenue, Liberty Street Realty LLC, Series A, 2.68% (d), 12/7/2025, LIQ: Freddie Mac, LOC: Freddie Mac	200,000	200,000
New York, State Liberty Development Corp. Revenue, Series A, 3.0%, 11/15/2051	3,500,000	2,564,852
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.5%, 12/31/2060	8,745,000	8,939,414
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	2,050,000	2,114,919
AMT, 5.0%, 10/1/2035	3,705,000	3,869,016
AMT, 5.625%, 4/1/2040	5,160,000	5,422,538
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	948,528
AMT, 5.375%, 6/30/2060	12,495,000	12,539,643
AMT, 6.0%, 6/30/2054	1,400,000	1,456,385
AMT, 6.0%, 6/30/2059	4,615,000	4,907,370
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	3,210,000	3,333,511
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels:
Series C, 3.0%, 11/15/2046	5,000,000	3,861,745
Series A, 4.0%, 11/15/2054	5,000,000	4,628,664
Series A, 5.0%, 11/15/2034	1,000,000	1,150,895
Series A, 5.0%, 11/15/2035	1,250,000	1,430,029
Series A, 5.0%, 11/15/2036	1,250,000	1,416,230
New York City, NY, General Obligation:
Series F-5, 2.85% (d), 12/1/2025, SPA: Barclays Bank PLC	100,000	100,000
Series G-1, 5.25%, 2/1/2048	20,000,000	21,276,280
New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 2.68% (d), 12/7/2025, LOC: TD Bank NA	400,000	400,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series BB, 2.79% (d), 12/7/2025, SPA: TD Bank NA	100,000	100,000
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	13

	Principal Amount ($)	Value ($)
Series AA-1, 5.25%, 6/15/2052	7,500,000	7,954,483
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series F-1, 5.0%, 2/1/2042	9,410,000	10,062,125
Series F-1, 5.0%, 2/1/2044	5,000,000	5,253,792
Series D-1, 5.25%, 11/1/2040	5,000,000	5,495,408
Series D-1, 5.5%, 11/1/2045	15,000,000	16,169,280
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S1, 5.0%, 7/15/2035	2,800,000	2,888,803
New York, NY, General Obligation:
Series E1, 5.0%, 4/1/2040	11,250,000	12,221,297
Series B-1, 5.25%, 10/1/2047	3,000,000	3,148,075
Port Authority of New York & New Jersey:
Series 207, AMT, 5.0%, 9/15/2032	6,500,000	6,758,122
Series 242, AMT, 5.0%, 12/1/2032	5,000,000	5,589,960
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue:
Series A, 5.25%, 5/15/2052	8,000,000	8,455,568
Series A, 5.25%, 5/15/2057	12,000,000	12,554,588
		211,399,396
North Carolina 0.4%
North Carolina, Greater Asheville Regional Airport Authority Revenue, AMT, 5.25%, 7/1/2043, INS: AG	1,165,000	1,224,046
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	1,860,000	1,937,240
North Carolina, State Housing Finance Agency, Series 52-A, 6.25%, 1/1/2055	2,855,000	3,079,936
		6,241,222
North Dakota 0.1%
City of Grand Forks, ND, Altru Health System Obligated Group Revenue, Series A, 5.0%, 12/1/2053, INS: AG	1,315,000	1,345,557
Ohio 2.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “2” , Series B-2, 5.0%, 6/1/2055	6,000,000	5,061,167
Columbus, OH, State Regional Airport Authority Revenue, Series A, AMT, 5.5%, 1/1/2050	17,740,000	18,860,712
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	975,636
5.0%, 1/1/2046	2,790,000	2,731,139
Series A, 5.75%, 1/1/2053	2,860,000	2,955,469
Ohio, Port of Greater Cincinnati Development Authority Revenue, Series B, 5.0%, 12/1/2053	1,305,000	1,336,867
The accompanying notes are an integral part of the financial statements.

14	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	2,160,000	2,181,139
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, First Time Homebuyer Program, 3.75%, 9/1/2050	2,120,000	2,122,548
		36,224,677
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	2,670,000	2,666,112
Series A, 5.5%, 8/15/2041	3,020,000	3,117,673
Series A, 5.5%, 8/15/2044	3,205,000	3,239,298
Oklahoma, State Municipal Airport Trust Trustees Revenue, American Airlines, Inc., AMT, 6.25%, 12/1/2040	1,500,000	1,685,092
Oklahoma, State Turnpike Authority Revenue:
5.5%, 1/1/2053	3,000,000	3,194,069
Series A, 5.5%, 1/1/2054	1,000,000	1,087,909
		14,990,153
Pennsylvania 4.7%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	632,753
5.0%, 12/1/2053	1,780,000	1,559,810
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,113,339
Pennsylvania, Bucks County Water and Sewer Authority Revenue, Series A, 5.25%, 12/1/2047, INS: AG	2,175,000	2,318,407
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,142,325
Pennsylvania, Commonwealth Financing Authority Revenue, Series A, 5.0%, 6/1/2033	5,000,000	5,025,265
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,331,418
5.0%, 6/1/2028	1,290,000	1,357,406
5.0%, 6/1/2029	1,290,000	1,357,082
5.0%, 6/1/2030	855,000	899,396
5.0%, 6/1/2031	865,000	907,496
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,067,760
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	15

	Principal Amount ($)	Value ($)
Pennsylvania, Higher Educational Facilities Authority Revenue, Thomas Jefferson University Obligated Group, Series B-1, 5.25%, 11/1/2048, INS: AG	7,200,000	7,686,230
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group:
Series 2025-B, 5.0%, 3/15/2044	2,250,000	2,364,502
Series 2025-B, 5.0%, 3/15/2045	2,000,000	2,086,418
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 5.75%, 6/30/2048	10,000,000	10,472,217
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 136, 3.0%, 10/1/2051	3,271,067	3,238,567
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 5.0%, 6/1/2042	6,950,000	7,072,907
Series B, 5.25%, 12/1/2052	4,050,000	4,290,664
Southeastern, PA, Transportation Authority Revenue, 5.25%, 6/1/2052	20,000,000	20,958,568
		79,882,530
South Carolina 2.3%
Charleston County, SC, Airport District Revenue, Series A, AMT, 5.25%, 7/1/2049	1,965,000	2,056,692
South Carolina, Public Service Authority Revenue:
Series A, 4.0%, 12/1/2055	4,000,000	3,540,828
Series B, 5.0%, 12/1/2044	2,500,000	2,649,982
Series B, 5.0%, 12/1/2047	5,500,000	5,751,991
Series B, 5.0%, 12/1/2048	1,000,000	1,043,776
Series B, 5.25%, 12/1/2054	2,000,000	2,104,089
Series A, 5.5%, 12/1/2054	1,200,000	1,289,004
South Carolina, State Jobs-Economic Development Authority Revenue, Bon Secours Mercy Health, Inc., Series A, 5.25%, 11/1/2044	3,000,000	3,261,289
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2054	2,500,000	2,662,929
South Carolina, State Public Service Authority Revenue, Series B, 4.0%, 12/1/2047	7,270,000	6,694,443
South Carolina, State Transportation Infrastructure Bank Revenue, Series A, 5.0%, 10/1/2038	8,000,000	8,245,443
		39,300,466
Tennessee 1.2%
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	4,000,000	3,589,797
Series B, AMT, 4.0%, 7/1/2054	8,045,000	7,141,975
The accompanying notes are an integral part of the financial statements.

16	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Series B, AMT, 5.5%, 7/1/2052	3,250,000	3,410,762
Shelby County, TN, Health & Educational Facilities Board Revenue, Madrone Memphis Student Housing I LLC, Series A1, 144A, 5.25%, 6/1/2056	1,135,000	1,085,329
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	5,050,000	5,446,132
		20,673,995
Texas 16.2%
Austin, TX, Independent School District, General Obligation, 5.25%, 8/1/2049	12,500,000	13,456,309
City of Corpus Christi, TX, Utility System Revenue, 5.0%, 7/15/2049	3,335,000	3,446,732
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Series A, 5.25%, 2/15/2045	750,000	796,686
Series A, 5.25%, 2/15/2049	2,250,000	2,358,896
Harris County, TX, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05% (a), 11/1/2050	5,100,000	5,278,290
Harris County, TX, Toll Road Revenue, Series A, 5.25%, 8/15/2054	10,000,000	10,638,967
Houston, TX, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department:
5.0%, 9/1/2029	1,000,000	1,059,792
5.0%, 9/1/2030	1,000,000	1,059,034
5.0%, 9/1/2031	850,000	899,690
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	15,000,000	12,626,323
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	1,525,000	1,261,865
Series A, 4.0%, 4/1/2051	5,500,000	4,373,251
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	890,000	763,777
Series A, 5.0%, 10/1/2051	1,580,000	1,242,976
San Antonio, TX, Electric & Gas Systems Revenue:
Series A, 5.25%, 2/1/2049	3,000,000	3,180,660
Series D, 5.25%, 2/1/2049	7,215,000	7,669,917
San Antonio, TX, Independent School District Revenue, 5.0%, 8/15/2047	10,000,000	10,442,223
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	5,000,000	5,069,617
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	17

	Principal Amount ($)	Value ($)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Healthcare, Series D, 5.5%, 11/15/2047	8,550,000	9,111,804
Texas, Canutillo Independent School District, General Obligation, Series A, 5.25%, 2/15/2054	8,290,000	8,846,205
Texas, Fort Worth International Airport Revenue:
Series A-1, AMT, 5.25%, 11/1/2045	7,000,000	7,422,080
Series A-1, AMT, 5.25%, 11/1/2046	9,000,000	9,505,166
Texas, Lamar Consolidated Independent School District:
5.0%, 2/15/2041	10,930,000	11,772,598
5.0%, 2/15/2042	13,180,000	14,109,121
5.0%, 2/15/2043	11,340,000	12,083,749
5.25%, 2/15/2059	10,000,000	10,622,494
Texas, Lubbock Independent School District, General Obligation, 5.25%, 2/15/2055	7,500,000	8,001,646
Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bridgemoor Plano Project, Series A-1, 7.25%, 12/31/2030 * (e)	3,005,000	2,945,517
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	2,250,000	1,913,260
Texas, Northwest Independent School District, General Obligation, 5.25%, 2/15/2055	4,750,000	5,082,586
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	6,250,000	6,518,991
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC:
AMT, 5.5%, 6/30/2041	2,000,000	2,103,057
AMT, 5.5%, 6/30/2042	1,700,000	1,775,884
AMT, 5.5%, 6/30/2043	2,290,000	2,377,273
Texas, San Angelo Independent School District, General Obligation, 5.25%, 2/15/2055	10,000,000	10,708,028
Texas, State Department of Housing & Community Affairs, Series C, 6.0%, 3/1/2054	7,585,000	8,318,543
Texas, State General Obligation, 2.95% (d), 12/7/2025, SPA: JPMorgan Chase Bank NA	11,920,000	11,920,000
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	3,105,000	3,162,295
Texas, State Transportation Finance Corp. Revenue:
Series A, 5.0%, 10/1/2043	3,500,000	3,810,441
Series A, 5.0%, 10/1/2044	4,500,000	4,867,712
Series A, 5.0%, 10/1/2045	4,500,000	4,849,833
The accompanying notes are an integral part of the financial statements.

18	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Texas, State Water Development Board Revenue, Revolving Fund:
5.0%, 10/15/2042	7,500,000	8,284,526
5.0%, 10/15/2044	3,000,000	3,251,056
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
Series B, 4.0%, 10/15/2033	5,000,000	5,134,987
Series B, 4.0%, 10/15/2036	5,000,000	5,084,495
Texas, Transmission Contract Authority Revenue, LCRA Transmission Services Corp. Project:
Series A, 5.0%, 5/15/2040	1,000,000	1,081,307
Series A, 5.0%, 5/15/2041	4,450,000	4,769,396
		275,059,055
Utah 2.2%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 4.0%, 7/1/2051	10,200,000	9,074,832
Utah, Black Desert Public Infrastructure District Special Assessment, Public Infrastructure District Black Desert Assessment Area No. 1, 144A, 5.625%, 12/1/2053	2,000,000	2,023,418
Utah, Downtown Revitalization Public Infrastructure District, Sales Tax Revenue, Series A, 5.5%, 6/1/2055, INS: AG	4,000,000	4,314,716
Utah, Mida Mountain Village Public Infrastructure District, Tax Allocation:
Series 1, 144A, 5.125%, 6/15/2054	1,375,000	1,373,020
Series 2, 144A, 6.0%, 6/15/2054	8,425,000	8,684,525
Utah, Point Phase 1 Public Infrastructure District No. 1 Revenue, Series A-1, 6.125%, 3/1/2055	6,485,000	6,769,652
Utah, State Housing Corp. Revenue, Series A, 6.5%, 1/1/2054	2,920,000	3,178,355
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.5%, 6/1/2040	1,400,000	1,567,973
		36,986,491
Virginia 0.7%
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation, 144A, 5.0%, 9/1/2045	3,700,000	3,676,776
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	3,775,000	3,720,462
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	19

	Principal Amount ($)	Value ($)
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2049	3,145,000	3,073,544
Virginia, State College Building Authority, Educational Facilities Revenue, Regent University Project, 4.0%, 6/1/2046	2,420,000	2,095,332
		12,566,114
Washington 4.5%
King County, WA, School District No. 412 Shoreline, 5.0%, 12/1/2031	4,345,000	4,647,475
Port of Seattle, WA, Revenue Bonds:
Series C, AMT, 5.0%, 8/1/2032	9,200,000	10,097,290
Series B, AMT, 5.5%, 8/1/2047	1,500,000	1,586,375
Series B, AMT, 5.5%, 10/1/2050	8,000,000	8,544,794
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	1,575,000	1,623,353
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2048, INS: AG	9,170,000	6,846,934
Series B, 3.0%, 7/1/2058	4,630,000	3,104,310
Washington, State Health Care Facilities Authority Revenue, CommonSpirit Health Obligation Group, Series A, 5.5%, 9/1/2055	4,000,000	4,271,309
Washington, State Health Care Facilities Authority, CommonSpirit Health Obligation Group, Series A2, 5.0%, 8/1/2044	17,700,000	17,875,681
Washington, State Higher Educational Facilities Authority, Gonzaga University Project, Series A, 3.0%, 4/1/2049	5,000,000	3,752,873
Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2050	4,350,000	3,797,450
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project:
Series A, 144A, 5.0%, 1/1/2051	3,510,000	3,127,907
144A, 5.0%, 1/1/2055	5,500,000	4,836,046
Washington, State Housing Finance Commission, Panorama Project, 2.79% (d), 12/7/2025, LOC: Wells Fargo Bank NA	1,535,000	1,535,000
		75,646,797
West Virginia 1.9%
West Virginia, Marshall University Revenue, Improvement & Refunding Bonds, Series A, 4.0%, 5/1/2050, INS: AG	9,150,000	8,079,077
The accompanying notes are an integral part of the financial statements.

20	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	10,085,000	10,208,977
Series A, 5.5%, 6/1/2050	7,500,000	8,039,142
West Virginia, State Parkways Authority, Senior Lien, Trunpike Toll Revenue, 4.0%, 6/1/2051	6,765,000	6,164,396
		32,491,592
Wisconsin 4.4%
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	10,000,000	9,027,714
Wisconsin, Public Finance Authority Revenue, Million Air Three Obligated Group:
Series A, 144A, AMT, 6.25%, 9/1/2046	795,000	823,773
Series B, 144A, AMT, 7.0%, 9/1/2054	800,000	852,371
Wisconsin, Public Finance Authority Revenue, Renown Regional Medical Center Obligated Group, Series A, 5.5%, 6/1/2055	10,000,000	10,564,771
Wisconsin, Public Finance Authority Revenue, SR 400 Peach Partners LLC:
Series 2025, AMT, 5.75%, 12/31/2065	8,000,000	8,304,343
Series 2025, AMT, 6.5%, 6/30/2060	3,090,000	3,417,155
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	8,000,000	6,644,382
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	485,000	428,784
144A, Prerefunded, 4.0%, 4/1/2042	10,000	10,688
144A, Prerefunded, 4.0%, 4/1/2052	25,000	26,720
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	1,235,000	1,003,259
144A, 5.75%, 5/1/2054	3,860,000	2,636,652
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel:
Series A, 5.0%, 2/1/2062	8,750,000	8,692,568
Series B, 144A, 6.0%, 2/1/2062	3,000,000	3,088,460
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc., 144A, 5.0%, 10/1/2048	5,000,000	4,772,827
Wisconsin, State General Obligation, Series 1, 5.0%, 5/1/2035	1,250,000	1,487,052
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	21

	Principal Amount ($)	Value ($)
Wisconsin, State Health & Educational Facilities Authority Revenue, Chiara Housing & Services, Inc. Obligated Group:
5.875%, 7/1/2055	2,650,000	2,660,453
6.0%, 7/1/2060	2,800,000	2,824,250
6.625%, 7/1/2060	7,635,000	7,966,990
		75,233,212
Guam 0.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	1,090,000	1,099,332
Puerto Rico 0.5%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,690,325	1,625,117
Series A1, 4.0%, 7/1/2041	2,613,626	2,416,827
Series A1, 4.0%, 7/1/2046	1,097,810	976,816
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	5,000,000	1,704,988
Series A-1, Zero Coupon, 7/1/2051	4,207,000	1,048,455
		7,772,203
Total Municipal Bonds and Notes (Cost $1,621,176,978)		1,637,450,739
Underlying Municipal Bonds of Inverse Floaters (f) 3.2%
Georgia 0.6%
Georgia, City of Atlanta Department of Aviation, Series B, 5.5%, 7/1/2055 (g)	10,000,000	10,641,349
Trust: City of Atlanta Department of Aviation, Series 2025-XM1317, 144A, 10.81%, 7/1/2032, Leverage Factor at purchase date: 4 to 1
Indiana 0.7%
Indiana, Indiana Finance Authority, Series C, 5.25%, 10/1/2046 (g)	10,000,000	10,780,361
Trust: Indiana Finance Authority, Series 2025-XM1275, 144A, 9.99%, 4/1/2033, Leverage Factor at purchase date: 4 to 1
The accompanying notes are an integral part of the financial statements.

22	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
New York 1.3%
City of New York, New York City Transitional Finance Authority, Series D, 5.5%, 5/1/2052 (g)	10,000,000	10,799,788
Trust: New York City Transitional Finance Authority, Series 2025-XM1309, 144A, 10.99%, 11/1/2032, Leverage Factor at purchase date: 4 to 1
City of New York, New York City Transitional Finance Authority, Series I-1, 5.25%, 5/1/2048 (g)	10,000,000	10,672,102
Trust: New York City Transitional Finance Authority, Series 2025-XM1261, 144A, 11.25%, 5/1/2033, Leverage Factor at purchase date: 4 to 1
		21,471,890
Texas 0.6%
Texas, Texas Transportation Finance Corp., Series A, 5.25%, 10/1/2050 (g)	10,000,000	10,741,785
Trust: Texas Transportation Finance Corp., Series 2025-XM1330, 144A, 10.08%, 10/1/2033, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $52,924,424)		53,635,385
Corporate Bonds 0.5%
Consumer Discretionary 0.4%
Grand Canyon University, 5.125%, 10/1/2028	6,386,000	6,315,754
Industrials 0.1%
Brightline East LLC, 144A, 11.0%, 1/31/2030	5,000,000	1,730,134
Total Corporate Bonds (Cost $11,056,711)		8,045,888

	Shares	Value ($)
Closed-End Investment Companies 0.2%
Nuveen Quality Municipal Income Fund (Cost $3,179,677)	314,188	3,782,824
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.61% (h) (Cost $97,717)	97,707	97,717
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	23

	Shares	Value ($)
Warrants 0.0%
BL Train Holdings West LLC, Expiration Date 11/26/2035* (i) (Cost $0)	50,010	0

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,688,435,507)	100.6	1,703,012,553
Floating Rate Notes (f)	(2.2)	(37,500,000)
Other Assets and Liabilities, Net	1.6	27,878,320
Net Assets	100.0	1,693,390,873

*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of
November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	Interest coupon payment as of July 15, 2025 has been deferred by the issuer.
(c)
Security is a “step-up”  bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(d)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of November 30, 2025. Date shown reflects the earlier of demand date or stated maturity date.

(e)	Defaulted security or security for which income has been deemed uncollectible.
(f)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(g)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(h)	Current yield; not a coupon rate.
(i)	Investment was valued using significant unobservable inputs.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
The accompanying notes are an integral part of the financial statements.

24	|	DWS Managed Municipal Bond Fund

LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments	$—	$1,691,086,124	$—	$1,691,086,124
Corporate Bonds	—	8,045,888	—	8,045,888
Closed-End Investment Companies	3,782,824	—	—	3,782,824
Open-End Investment Companies	97,717	—	—	97,717
Warrants	—	—	0	0
Total	$3,880,541	$1,699,132,012	$0	$1,703,012,553
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	25

Statement of Assets and Liabilities
as of November 30, 2025 (Unaudited)

Assets
Investment in securities, at value (cost $1,688,435,507)	$1,703,012,553
Cash	2,461,767
Receivable for investments sold	4,467,984
Receivable for Fund shares sold	70,053
Dividends receivable	22,150
Interest receivable	23,727,312
Other assets	58,812
Total assets	1,733,820,631
Liabilities
Payable for Fund shares redeemed	240,600
Payable for floating rate notes issued	37,500,000
Distributions payable	1,335,962
Accrued management fee	416,809
Accrued Trustees' fees	15,821
Other accrued expenses and payables	920,566
Total liabilities	40,429,758
Net assets, at value	$1,693,390,873
Net Assets Consist of
Distributable earnings (loss)	(142,738,474)
Paid-in capital	1,836,129,347
Net assets, at value	$1,693,390,873
The accompanying notes are an integral part of the financial statements.

26	|	DWS Managed Municipal Bond Fund

Statement of Assets and Liabilities as of November 30, 2025 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($634,033,758 ÷ 78,968,460 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.03
Maximum offering price per share (100 ÷ 97.25 of $8.03)	$8.26
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($5,709,814 ÷ 711,156 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.03
Class S
Net Asset Value, offering and redemption price per share ($923,189,858 ÷ 114,825,605 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.04
Institutional Class
Net Asset Value, offering and redemption price per share ($130,457,443 ÷ 16,241,518 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.03
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	27

Statement of Operations
for the six months ended November 30, 2025 (Unaudited)

Investment Income
Income:
Interest	$40,780,487
Dividends	231,206
Total income	41,011,693
Expenses:
Management fee	2,901,356
Administration fee	828,533
Services to shareholders	1,105,665
Distribution and service fees	773,173
Custodian fee	9,089
Professional fees	58,505
Reports to shareholders	40,077
Registration fees	41,114
Trustees' fees and expenses	29,219
Interest expense on floating rate notes issued	359,418
Other	59,936
Total expenses before expense reductions	6,206,085
Expense reductions	(417,588)
Total expenses after expense reductions	5,788,497
Net investment income	35,223,196
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(9,983,561)
Change in net unrealized appreciation (depreciation) on investments	59,870,991
Net gain (loss)	49,887,430
Net increase (decrease) in net assets resulting from operations	$85,110,626
The accompanying notes are an integral part of the financial statements.

28	|	DWS Managed Municipal Bond Fund

Statements of Changes in Net Assets
	Six Months Ended November 30, 2025	Year Ended May 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$35,223,196	$73,506,880
Net realized gain (loss)	(9,983,561)	(15,024,888)
Change in net unrealized appreciation (depreciation)	59,870,991	(28,309,206)
Net increase (decrease) in net assets resulting from operations	85,110,626	30,172,786
Distributions to shareholders:
Class A	(12,560,324)	(26,629,921)
Class C	(102,987)	(298,696)
Class S	(19,167,195)	(39,273,487)
Institutional Class	(2,751,478)	(6,134,033)
Total distributions	(34,581,984)	(72,336,137)
Fund share transactions:
Proceeds from shares sold	30,981,909	102,058,967
Reinvestment of distributions	29,702,204	62,654,142
Payments for shares redeemed	(143,145,770)	(353,542,031)
Net increase (decrease) in net assets from Fund share transactions	(82,461,657)	(188,828,922)
Increase (decrease) in net assets	(31,933,015)	(230,992,273)
Net assets at beginning of period	1,725,323,888	1,956,316,161
Net assets at end of period	$1,693,390,873	$1,725,323,888

The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	29

Financial Highlights
DWS Managed Municipal Bond Fund — Class A
	Six Months Ended 11/30/25	Years Ended May 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.79	$8.00	$7.95	$8.29	$9.39	$8.98
Income (loss) from investment operations:
Net investment income	.15	.30	.27	.26	.24	.25
Net realized and unrealized gain (loss)	.24	(.21 )	.05	(.33 )	(1.02)	.41
Total from investment operations	.39	.09	.32	(.07 )	(.78 )	.66
Less distributions from:
Net investment income	(.15 )	(.30 )	(.27 )	(.26 )	(.24 )	(.25 )
Net realized gains	—	—	(.00 )*	(.01 )	(.08 )	(.00 )*
Total distributions	(.15 )	(.30 )	(.27 )	(.27 )	(.32 )	(.25 )
Net asset value, end of period	$8.03	$7.79	$8.00	$7.95	$8.29	$9.39
Total Return (%)[a]	5.11 **	1.04 [b]	4.18 [b]	(.88 )	(8.53)	7.52
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	634	653	752	833	1,008	1,251
Ratio of expenses before expense reductions (including interest expense) (%)[c]	.82 ***	.78	.78	.78	.76	.76
Ratio of expenses after expense reductions (including interest expense) (%)[c]	.82 ***	.77	.76	.78	.76	.76
Ratio of expenses after expense reductions (excluding interest expense) (%)	.78 ***	.77	.76	.77	.76	.76
Ratio of net investment income (%)	3.98 ***	3.75	3.50	3.25	2.65	2.77
Portfolio turnover rate (%)	25 **	47	40	60	39	29

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

30	|	DWS Managed Municipal Bond Fund

DWS Managed Municipal Bond Fund — Class C
	Six Months Ended 11/30/25	Years Ended May 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.79	$8.00	$7.95	$8.29	$9.39	$8.98
Income (loss) from investment operations:
Net investment income	.12	.24	.21	.20	.17	.18
Net realized and unrealized gain (loss)	.24	(.21 )	.05	(.33 )	(1.02)	.41
Total from investment operations	.36	.03	.26	(.13 )	(.85 )	.59
Less distributions from:
Net investment income	(.12 )	(.24 )	(.21 )	(.20 )	(.17 )	(.18 )
Net realized gains	—	—	(.00 )*	(.01 )	(.08 )	(.00 )*
Total distributions	(.12 )	(.24 )	(.21 )	(.21 )	(.25 )	(.18 )
Net asset value, end of period	$8.03	$7.79	$8.00	$7.95	$8.29	$9.39
Total Return (%)[a]	4.71 b**	.26 [b]	3.40 [b]	(1.63)[b]	(9.24)[b]	6.67
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	7	13	27	43	65
Ratio of expenses before expense reductions (including interest expense) (%)[c]	1.67 ***	1.58	1.59	1.58	1.56	1.55
Ratio of expenses after expense reductions (including interest expense) (%)[c]	1.58 ***	1.53	1.52	1.54	1.54	1.55
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.54 ***	1.53	1.51	1.53	1.54	1.55
Ratio of net investment income (%)	3.22 ***	2.97	2.73	2.48	1.87	1.99
Portfolio turnover rate (%)	25 **	47	40	60	39	29

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	31

DWS Managed Municipal Bond Fund — Class S
	Six Months Ended 11/30/25	Years Ended May 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.81	$8.01	$7.97	$8.31	$9.40	$8.99
Income (loss) from investment operations:
Net investment income	.16	.32	.29	.28	.26	.27
Net realized and unrealized gain (loss)	.23	(.20 )	.04	(.33 )	(1.01)	.41
Total from investment operations	.39	.12	.33	(.05 )	(.75 )	.68
Less distributions from:
Net investment income	(.16 )	(.32 )	(.29 )	(.28 )	(.26 )	(.27 )
Net realized gains	—	—	(.00 )*	(.01 )	(.08 )	(.00 )*
Total distributions	(.16 )	(.32 )	(.29 )	(.29 )	(.34 )	(.27 )
Net asset value, end of period	$8.04	$7.81	$8.01	$7.97	$8.31	$9.40
Total Return (%)[a]	5.10 **	1.41	4.31	(.63 )	(8.20)	7.73
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	923	929	1,033	1,133	1,393	1,898
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.67 ***	.62	.61	.62	.61	.61
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.58 ***	.53	.51	.54	.54	.55
Ratio of expenses after expense reductions (excluding interest expense) (%)	.54 ***	.53	.51	.53	.54	.55
Ratio of net investment income (%)	4.22 ***	3.99	3.75	3.48	2.87	2.98
Portfolio turnover rate (%)	25 **	47	40	60	39	29

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

32	|	DWS Managed Municipal Bond Fund

DWS Managed Municipal Bond Fund — Institutional Class
	Six Months Ended 11/30/25	Years Ended May 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.80	$8.00	$7.96	$8.30	$9.40	$8.99
Income (loss) from investment operations:
Net investment income	.16	.32	.29	.28	.26	.27
Net realized and unrealized gain (loss)	.23	(.20 )	.04	(.33 )	(1.02)	.41
Total from investment operations	.39	.12	.33	(.05 )	(.76 )	.68
Less distributions from:
Net investment income	(.16 )	(.32 )	(.29 )	(.28 )	(.26 )	(.27 )
Net realized gains	—	—	(.00 )*	(.01 )	(.08 )	(.00 )*
Total distributions	(.16 )	(.32 )	(.29 )	(.29 )	(.34 )	(.27 )
Net asset value, end of period	$8.03	$7.80	$8.00	$7.96	$8.30	$9.40
Total Return (%)	5.10 a**	1.41 [a]	4.31 [a]	(.63 )[a]	(8.31)[a]	7.75
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	130	136	158	213	375	557
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.63 ***	.57	.56	.56	.55	.54
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.58 ***	.53	.52	.54	.53	.54
Ratio of expenses after expense reductions (excluding interest expense) (%)	.54 ***	.53	.51	.53	.53	.54
Ratio of net investment income (%)	4.22 ***	3.99	3.74	3.48	2.87	2.99
Portfolio turnover rate (%)	25 **	47	40	60	39	29

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	33

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Managed Municipal Bond Fund (the “Fund” ) is a diversified series of Deutsche DWS Municipal Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts

34	|	DWS Managed Municipal Bond Fund

financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

DWS Managed Municipal Bond Fund	|	35

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Other debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Closed-end investment companies for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Closed-end investment companies are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is

36	|	DWS Managed Municipal Bond Fund

purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Option Bond trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense and fees on floating rate notes issued”  in the Statement of Operations. For the six months ended November 30, 2025, interest expense related to floaters amounted to $359,418. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2025 was $22,336,066, with a weighted average interest rate of 3.22%.

DWS Managed Municipal Bond Fund	|	37

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, when interest rates increase, the interest payment to the inverse floater will generally decrease and the value of inverse floaters may decrease significantly. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
When-Issued and Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued and delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At May 31, 2025, the Fund had net tax basis capital loss carryforwards of $155,972,040, including short-term losses ($53,368,083) and long-term losses ($102,603,957), which may be applied against realized net taxable capital gains indefinitely.
At November 30, 2025, the aggregate cost of investments for federal income tax purposes was $1,689,370,997. The net unrealized appreciation for all investments based on tax cost was $13,641,556. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $56,848,836 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $43,207,280.

38	|	DWS Managed Municipal Bond Fund

The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended May 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in certain securities sold at a loss, premium amortization on debt securities, interest income on defaulted securities and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

DWS Managed Municipal Bond Fund	|	39

B.
Purchases and Sales of Securities
During the six months ended November 30, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $429,619,676 and $484,693,029, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.365%
Next $750 million of such net assets	.345%
Next $1.5 billion of such net assets	.325%
Next $2.5 billion of such net assets	.315%
Next $2.5 billion of such net assets	.295%
Next $2.5 billion of such net assets	.275%
Next $2.5 billion of such net assets	.255%
Over $12.5 billion of such net assets	.235%
Accordingly, for the six months ended November 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.34% of the Fund’s average daily net assets.
For the period from June 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

40	|	DWS Managed Municipal Bond Fund

such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.79%
Class C	1.54%
Class S	.54%
Institutional Class	.54%
For the six months ended November 30, 2025, fees waived and/or expenses reimbursed for certain classes are as follows:
Class C	$3,013
Class S	385,271
Institutional Class	29,304
$417,588
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2025, the Administration Fee was $828,533, of which $135,439 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2025
Class A	$40,077	$13,689
Class C	322	100
Class S	87,840	30,500
Institutional Class	289	87
	$128,528	$44,376
In addition, for the six months ended November 30, 2025, the amounts charged to the Fund for recordkeeping and other administrative services

DWS Managed Municipal Bond Fund	|	41

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$226,981
Class C	5,002
Class S	624,457
Institutional Class	75,945
$932,385
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2025
Class C	$24,559	$3,668
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2025	Annualized Rate
Class A	$740,428	$253,945.23%
Class C	8,186	1,413.25%
	$748,614	$255,358
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2025 aggregated $2,088.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2025, the

42	|	DWS Managed Municipal Bond Fund

CDSC for Class C shares aggregated $528. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2025, DDI received $3,342 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended November 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $530, of which $308 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended November 30, 2025, the Fund engaged in securities purchases of $49,055,000 and securities sales of $40,825,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2025.

DWS Managed Municipal Bond Fund	|	43

E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2025		Year Ended May 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,243,085	$9,745,606	4,277,732	$34,827,795
Class C	31,735	248,956	66,292	538,922
Class S	520,642	4,106,071	1,198,514	9,724,192
Institutional Class	2,148,522	16,881,276	7,058,825	56,968,058
		$30,981,909		$102,058,967
Shares issued to shareholders in reinvestment of distributions
Class A	1,386,959	$10,924,068	2,896,795	$23,387,031
Class C	12,156	95,671	34,572	279,602
Class S	2,055,131	16,212,515	4,135,005	33,423,965
Institutional Class	313,321	2,469,950	688,415	5,563,544
		$29,702,204		$62,654,142
Shares redeemed
Class A	(7,386,811)	$(58,281,607)	(17,477,619)	$(141,682,094)
Class C	(273,013)	(2,154,511)	(834,928)	(6,773,187)
Class S	(6,807,158)	(53,752,305)	(15,252,179)	(123,893,734)
Institutional Class	(3,681,950)	(28,957,347)	(10,075,075)	(81,193,016)
		$(143,145,770)		$(353,542,031)
Net increase (decrease)
Class A	(4,756,767)	$(37,611,933)	(10,303,092)	$(83,467,268)
Class C	(229,122)	(1,809,884)	(734,064)	(5,954,663)
Class S	(4,231,385)	(33,433,719)	(9,918,660)	(80,745,577)
Institutional Class	(1,220,107)	(9,606,121)	(2,327,835)	(18,661,414)
		$(82,461,657)		$(188,828,922)

44	|	DWS Managed Municipal Bond Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Managed Municipal Bond Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Managed Municipal Bond Fund	|	45

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of

46	|	DWS Managed Municipal Bond Fund

December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the

DWS Managed Municipal Bond Fund	|	47

Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DMMBF-BFE2025

48	|	DWS Managed Municipal Bond Fund

DMMBF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	1/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	1/29/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	1/29/2026